RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Agenciamiento y Servicios Profesionales S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Mexico
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Arauco Argentina S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Argentina
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.9801%	99.9801%
Arauco Australia Pty Ltd [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Australia
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Arauco Bioenergia S.A. [Member]
Description of Identity Number	96547510-9
Country of incorporation of subsidiary	Chile
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.9999%	99.9999%
Arauco Colombia S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Colombia
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.9982%	99.9982%
Arauco do Brasil S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Proportion of ownership interest in subsidiary	99.999%	99.999%
Arauco Europe Cooperatief U.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Netherlands
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Arauco Florestal Arapoti S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Proportion of ownership interest in subsidiary	79.9992%	79.9992%
Arauco Forest Brasil S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Proportion of ownership interest in subsidiary	99.9992%	99.9991%
Arauco Middle East DMCC [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Dubai
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Arauco Nutrientes Naturales SPA [Member]
Description of Identity Number	76620842-8
Country of incorporation of subsidiary	Chile
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.9484%	99.9484%
Arauco Panels USA, LLC [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	USA
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Arauco Peru S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Peru
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Arauco Wood Products, Inc. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	USA
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Araucomex S.A. de C.V. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Mexico
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Description of Identity Number	96657900-5
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of ownership interest in subsidiary	57.5223%	57.5404%
Empreendimentos Florestais Santa Cruz Ltda. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Proportion of ownership interest in subsidiary	99.9795%	99.9789%
Flakeboard America Limited [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	USA
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Flakeboard Company Ltd. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Canada
Description of functional currency	Canadian Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Forestal Arauco S.A. [Member]
Description of Identity Number	85805200-9
Country of incorporation of subsidiary	Chile
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.9484%	99.9484%
Forestal Cholguan S.A. [Member]
Description of Identity Number	93838000-7
Country of incorporation of subsidiary	Chile
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	98.4826%	98.4744%
Forestal Concepcion S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Panama
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	0.00%	99.999%
Forestal Los Lagos S.A. [Member]
Description of Identity Number	78049140-K
Country of incorporation of subsidiary	Chile
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	79.9587%	79.9587%
Forestal Nuestra Senora del Carmen S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Proportion of ownership interest in subsidiary	99.9805%	99.9805%
Forestal Talavera S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Proportion of ownership interest in subsidiary	99.9942%	99.9942%
Greenagro S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Proportion of ownership interest in subsidiary	97.9805%	97.9805%
Inversiones Arauco Internacional Ltda. [Member]
Description of Identity Number	96563550-5
Country of incorporation of subsidiary	Chile
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Investigaciones Forestales Bioforest S.A. [Member]
Description of Identity Number	79990550-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of ownership interest in subsidiary	99.9489%	99.9489%
Leasing Forestal S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Proportion of ownership interest in subsidiary	99.9801%	99.9801%
Maderas Arauco S.A. (ex Paneles Arauco S.A.) [Member]
Description of Identity Number	96510970-6
Country of incorporation of subsidiary	Chile
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.9995%	99.9995%
Mahal Empreendimentos e Participacoes S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Proportion of ownership interest in subsidiary	99.9961%	99.9934%
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Proportion of ownership interest in subsidiary	99.9991%	99.999%
Savitar S.A. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Proportion of ownership interest in subsidiary	99.9841%	99.9841%
Servicios Aereos Forestales Ltda. [Member]
Description of Identity Number	76375371-9
Country of incorporation of subsidiary	Chile
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.999%	99.999%
Servicios Logisticos Arauco S.A. [Member]
Description of Identity Number	96637330-K
Country of incorporation of subsidiary	Chile
Description of functional currency	U.S. Dollar
Proportion of ownership interest in subsidiary	99.9997%	99.9997%
Arauco Industria de Paineis Ltda. [Member]
Description of Identity Number	-
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Proportion of ownership interest in subsidiary	99.999%	0.00%
Direct Holdings [Member] | Agenciamiento y Servicios Profesionales S.A. [Member]
Proportion of ownership interest in subsidiary	0.002%	0.002%
Direct Holdings [Member] | Arauco Argentina S.A. [Member]
Proportion of ownership interest in subsidiary	9.9753%	9.9753%
Direct Holdings [Member] | Arauco Australia Pty Ltd [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Arauco Bioenergia S.A. [Member]
Proportion of ownership interest in subsidiary	98.00%	98.00%
Direct Holdings [Member] | Arauco Colombia S.A. [Member]
Proportion of ownership interest in subsidiary	1.4778%	1.4778%
Direct Holdings [Member] | Arauco do Brasil S.A. [Member]
Proportion of ownership interest in subsidiary	1.1624%	1.1624%
Direct Holdings [Member] | Arauco Europe Cooperatief U.A. [Member]
Proportion of ownership interest in subsidiary	0.5689%	0.4614%
Direct Holdings [Member] | Arauco Florestal Arapoti S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Arauco Forest Brasil S.A. [Member]
Proportion of ownership interest in subsidiary	9.9971%	10.1297%
Direct Holdings [Member] | Arauco Middle East DMCC [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Arauco Nutrientes Naturales SPA [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Arauco Panels USA, LLC [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Arauco Peru S.A. [Member]
Proportion of ownership interest in subsidiary	0.0013%	0.0013%
Direct Holdings [Member] | Arauco Wood Products, Inc. [Member]
Proportion of ownership interest in subsidiary	0.0004%	0.0004%
Direct Holdings [Member] | Araucomex S.A. de C.V. [Member]
Proportion of ownership interest in subsidiary	0.0005%	0.0005%
Direct Holdings [Member] | Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Empreendimentos Florestais Santa Cruz Ltda. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Flakeboard America Limited [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Flakeboard Company Ltd. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Forestal Arauco S.A. [Member]
Proportion of ownership interest in subsidiary	99.9484%	99.9484%
Direct Holdings [Member] | Forestal Cholguan S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Forestal Concepcion S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.005%
Direct Holdings [Member] | Forestal Los Lagos S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Forestal Nuestra Senora del Carmen S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Forestal Talavera S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Greenagro S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Inversiones Arauco Internacional Ltda. [Member]
Proportion of ownership interest in subsidiary	98.0186%	98.0186%
Direct Holdings [Member] | Investigaciones Forestales Bioforest S.A. [Member]
Proportion of ownership interest in subsidiary	1.00%	1.00%
Direct Holdings [Member] | Leasing Forestal S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Maderas Arauco S.A. (ex Paneles Arauco S.A.) [Member]
Proportion of ownership interest in subsidiary	99.00%	99.00%
Direct Holdings [Member] | Mahal Empreendimentos e Participacoes S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Savitar S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct Holdings [Member] | Servicios Aereos Forestales Ltda. [Member]
Proportion of ownership interest in subsidiary	0.01%	0.01%
Direct Holdings [Member] | Servicios Logisticos Arauco S.A. [Member]
Proportion of ownership interest in subsidiary	45.00%	45.00%
Direct Holdings [Member] | Arauco Industria de Paineis Ltda. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect Holdings [Member] | Agenciamiento y Servicios Profesionales S.A. [Member]
Proportion of ownership interest in subsidiary	99.997%	99.997%
Indirect Holdings [Member] | Arauco Argentina S.A. [Member]
Proportion of ownership interest in subsidiary	90.0048%	90.0048%
Indirect Holdings [Member] | Arauco Australia Pty Ltd [Member]
Proportion of ownership interest in subsidiary	99.999%	99.999%
Indirect Holdings [Member] | Arauco Bioenergia S.A. [Member]
Proportion of ownership interest in subsidiary	1.9999%	1.9999%
Indirect Holdings [Member] | Arauco Colombia S.A. [Member]
Proportion of ownership interest in subsidiary	98.5204%	98.5204%
Indirect Holdings [Member] | Arauco do Brasil S.A. [Member]
Proportion of ownership interest in subsidiary	98.8366%	98.8366%
Indirect Holdings [Member] | Arauco Europe Cooperatief U.A. [Member]
Proportion of ownership interest in subsidiary	99.4301%	99.5376%
Indirect Holdings [Member] | Arauco Florestal Arapoti S.A. [Member]
Proportion of ownership interest in subsidiary	79.9992%	79.9992%
Indirect Holdings [Member] | Arauco Forest Brasil S.A. [Member]
Proportion of ownership interest in subsidiary	90.0021%	89.8694%
Indirect Holdings [Member] | Arauco Middle East DMCC [Member]
Proportion of ownership interest in subsidiary	99.999%	99.999%
Indirect Holdings [Member] | Arauco Nutrientes Naturales SPA [Member]
Proportion of ownership interest in subsidiary	99.9484%	99.9484%
Indirect Holdings [Member] | Arauco Panels USA, LLC [Member]
Proportion of ownership interest in subsidiary	99.999%	99.999%
Indirect Holdings [Member] | Arauco Peru S.A. [Member]
Proportion of ownership interest in subsidiary	99.9977%	99.9977%
Indirect Holdings [Member] | Arauco Wood Products, Inc. [Member]
Proportion of ownership interest in subsidiary	99.9986%	99.9986%
Indirect Holdings [Member] | Araucomex S.A. de C.V. [Member]
Proportion of ownership interest in subsidiary	99.9985%	99.9985%
Indirect Holdings [Member] | Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Proportion of ownership interest in subsidiary	57.5223%	57.5404%
Indirect Holdings [Member] | Empreendimentos Florestais Santa Cruz Ltda. [Member]
Proportion of ownership interest in subsidiary	99.9795%	99.9789%
Indirect Holdings [Member] | Flakeboard America Limited [Member]
Proportion of ownership interest in subsidiary	99.999%	99.999%
Indirect Holdings [Member] | Flakeboard Company Ltd. [Member]
Proportion of ownership interest in subsidiary	99.999%	99.999%
Indirect Holdings [Member] | Forestal Arauco S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect Holdings [Member] | Forestal Cholguan S.A. [Member]
Proportion of ownership interest in subsidiary	98.4826%	98.4744%
Indirect Holdings [Member] | Forestal Concepcion S.A. [Member]
Proportion of ownership interest in subsidiary	0.00%	99.994%
Indirect Holdings [Member] | Forestal Los Lagos S.A. [Member]
Proportion of ownership interest in subsidiary	79.9587%	79.9587%
Indirect Holdings [Member] | Forestal Nuestra Senora del Carmen S.A. [Member]
Proportion of ownership interest in subsidiary	99.9805%	99.9805%
Indirect Holdings [Member] | Forestal Talavera S.A. [Member]
Proportion of ownership interest in subsidiary	99.9942%	99.9942%
Indirect Holdings [Member] | Greenagro S.A. [Member]
Proportion of ownership interest in subsidiary	97.9805%	97.9805%
Indirect Holdings [Member] | Inversiones Arauco Internacional Ltda. [Member]
Proportion of ownership interest in subsidiary	1.9804%	1.9804%
Indirect Holdings [Member] | Investigaciones Forestales Bioforest S.A. [Member]
Proportion of ownership interest in subsidiary	98.9489%	98.9489%
Indirect Holdings [Member] | Leasing Forestal S.A. [Member]
Proportion of ownership interest in subsidiary	99.9801%	99.9801%
Indirect Holdings [Member] | Maderas Arauco S.A. (ex Paneles Arauco S.A.) [Member]
Proportion of ownership interest in subsidiary	0.9995%	0.9995%
Indirect Holdings [Member] | Mahal Empreendimentos e Participacoes S.A. [Member]
Proportion of ownership interest in subsidiary	99.9961%	99.9934%
Indirect Holdings [Member] | Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Proportion of ownership interest in subsidiary	99.9991%	99.999%
Indirect Holdings [Member] | Savitar S.A. [Member]
Proportion of ownership interest in subsidiary	99.9841%	99.9841%
Indirect Holdings [Member] | Servicios Aereos Forestales Ltda. [Member]
Proportion of ownership interest in subsidiary	99.989%	99.989%
Indirect Holdings [Member] | Servicios Logisticos Arauco S.A. [Member]
Proportion of ownership interest in subsidiary	54.9997%	54.9997%
Indirect Holdings [Member] | Arauco Industria de Paineis Ltda. [Member]
Proportion of ownership interest in subsidiary	99.999%	0.00%